Plan Transfers (Details) - EBP 030 - USD ($) $ in Thousands		12 Months Ended
	Mar. 03, 2025	Dec. 31, 2025
EBP, Schedule of Allocation, Income and Change in Plan Equity [Line Items]
Plan transfers		$ 6,507
Marshall Excelsior Company
EBP, Schedule of Allocation, Income and Change in Plan Equity [Line Items]
Plan transfers	$ 6,507